Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Long-term Debt [Abstract]
Secured Portion of Debt
	December 31,
	2013	2014
Secured bank debt:
(a)ABN AMRO Bank	$80,750,000	$73,050,000
(b)Unicredit Bank	22,500,000	16,500,000
(c)Credit Suisse	34,500,000	31,650,000
(d)Commerzbank	23,050,000	-
(e)ABN AMRO Bank	18,750,000	13,750,000
Total	$179,550,000	$134,950,000

Current and Non-current portion of Debt
Presented as follows:
Current portion of long-term debt	$179,550,000	$134,950,000
Long-term debt	-	-
Total	$179,550,000	$134,950,000

Minimum annual principal payments
During the year ending December 31,:
2015	$21,450,000
2016	14,240,000
2017	99,260,000
Total	$134,950,000